SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION

At March 31, 2024 and December 31, 2023, the redeemable ordinary shares subject to possible redemption reflected in the condensed consolidated balance sheet is reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Fair value to Public Warrants at issuance	(5,606,250)
Redeemable ordinary share issuance costs	(16,098,990)
Plus:
Remeasurement of carrying value to redemption value	33,209,323
Redeemable ordinary shares subject to possible redemption at December 31, 2022	299,004,083
Less:
Redemption	(284,916,127)
Plus:
Remeasurement of carrying value to redemption value	5,813,213
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$19,901,169
Plus:
Remeasurement of carrying value to redemption value	234,853
Redeemable ordinary shares subject to possible redemption at March 31, 2024	$20,136,022

At December 31, 2023 and 2022, the redeemable ordinary shares subject to possible redemption reflected in the consolidated balance sheet is reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Fair value to Public Warrants at issuance	(5,606,250)
Redeemable ordinary share issuance costs	(16,098,990)
Plus:
Remeasurement of carrying value to redemption value	33,209,323
Redeemable ordinary shares subject to possible redemption at December 31, 2022	299,004,083
Less:
Redemption	(284,916,127)
Plus:
Remeasurement of carrying value to redemption value	5,813,213
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$19,901,169

SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

	For the three months ended		For the three months ended
	March 31, 2024		March 31, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(2,467,101)	$—	$2,297,946	$574,487
Denominator:
Weighted average shares outstanding	8,991,229	—	28,750,000	7,187,500
Basic and dilution net (loss) income per share	$(0.27)	$—	$0.08	$0.08

	For year ended		For year ended
	December 31, 2023		December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$3,831,570	$632,509	$2,582,508	$757,730
Denominator:
Weighted average shares outstanding	16,461,668	2,717,466	24,496,575	7,187,500
Basic and dilution net income per share	$0.23	$0.23	$0.11	$0.11

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES

All financial assets and liabilities are approximate to their fair value. Derivative liabilities are valued at Level 3.

		Fair Value Measurements at December 31, 2023 using:
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities	$10,027	-	-	10,027

Fair Value Measurements at December 31, 2022 using:
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities	$-	-	-	-

SCHEDULE OF POTENTIAL SHARES OF COMMON UNITS EXCLUDED FROM DILUTED NET LOSS PER SHARE AND EFFECT WAS ANTI-DILUTIVE

The following table sets forth the number of potential shares of common units that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	December 31,
	2023	2022
Restricted equity stock/units	534,238	1,068,474
Value Appreciation Rights	767,827	710,824
Total	1,302,065	1,779,298